Supplemental Disclosure With Respect To Cash Flows	12 Months Ended
Dec. 31, 2017
Supplemental Disclosure With Respect To Cash Flows [Abstract]
Supplemental Disclosure with Respect to Cash Flows
17.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

As at December 31, 2017, the Company held $31,474 of cash (December 31, 2016 - $20,045) and $nil of cash equivalents (December 31, 2016 - $13,832).

Significant non-cash transactions were as follows:

		Years ended December 31,
	Note	2017	2016
Shares issued in lieu of termination benefits	14	$-	$848
Shares issued on loan extinguishment	14	$-	$134
Shares issued as payment of debenture interest	14	$-	$80